Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	May 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Operating loss carryforwards expiration year		2040
Uncertain tax position		$ 1,284,000	$ 988,000	$ 845,000
Valuation allowance		$ 4,561,000	9,707,000
Change in valuation allowance			$ (5,100,000)
U.S. federal income tax at statutory rate		21.00%	21.00%
Maximum [Member]
Income Tax [Line Items]
Unrecognized tax benefits penalties and interets		$ 300,000	$ 200,000
BT Hold Co LLC [Member]
Income Tax [Line Items]
Valuation allowance		9,400,000
Canada Revenue Agency [Member]
Income Tax [Line Items]
Net operating loss carryforwards		18,200,000
Express Vending Inc [Member]
Income Tax [Line Items]
Valuation allowance		300,000
Bit Access [Member]
Income Tax [Line Items]
Valuation allowance		18,000,000
Tax Receivable Agreement [Member] | BT Assets [Member]
Income Tax [Line Items]
Cash payments for termination of agreement	$ 8,400,000
Capital Loss Carryforward [Member] | Australian Taxation Office [Member]
Income Tax [Line Items]
Tax credit carryforward		$ 300,000